Target Growth Allocation Fund

Target Growth Allocation Fund
Class A: PHGAX	Class M: N/A	Class Z: PDHZX
Class B: PIHGX	Class R: PGARX
Class C: PHGCX	Class X: N/A

Summary Prospectus	May 17, 2010

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudential.com. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prudentialtargetgrowthallocationfund@prudentialfundsemail.com

The Fund's Prospectus and SAI, both dated October 1, 2009, and the Fund's most recent shareholder report, dated July 31, 2009, are all incorporated by reference into this Summary Prospectus.

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INVESTMENT OBJECTIVE

The investment objective of Target Growth Allocation Fund (Growth Allocation Fund) is to seek to provide long-term capital appreciation.

FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's Initial Sales Charge on page 77 of the Fund's Prospectus and in the Fund's Statement of Additional Information (SAI), in Rights of Accumulation on page 71.
Shareholder Fees (paid directly from your investment)
	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None
Maximum deferred sales charge (load)	1%	5%	1%	6%	None	6%	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	$15	$15	None	$15	None

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class M	Class R	Class X	Class Z
Management fees	.75	.75	.75	.75	.75	.75	.75
+ Distribution and service (12b-1) fees	.30	1.00	1.00	1.00	.75	1.00	None
+ Other expenses	.58	.58	.58	.58	.58	.58	.58
= Total annual Fund operating expenses	1.63	2.33	2.33	2.33	2.08	2.33	1.33
- Fee waiver or expense reimbursement	(.05)	None	None	None	(.25)	None	None
= Net annual Fund operating expenses	1.58	2.33	2.33	2.33	1.83	2.33	1.33

Examples. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$702	$1,031	$1,383	$2,373	$702	$1,031	$1,383	$2,373
Class B	736	1,027	1,345	2,410	236	727	1,245	2,410
Class C	336	727	1,245	2,666	236	727	1,245	2,666
Class M	836	1,127	1,445	2,491	236	727	1,245	2,491
Class R	186	628	1,096	2,391	186	628	1,096	2,391
Class X	836	1,127	1,545	2,666	236	727	1,245	2,666
Class Z	135	421	729	1,601	135	421	729	1,601

° The distributor of the Fund has contractually agreed through November 30, 2010 to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25 of 1% of the average daily net assets of Class A shares and its distribution and service (12b-1) fees for Class R shares to an annual rate of .50 of 1% of the average daily net assets of Class R shares. These waivers may not be terminated prior to November 30, 2010, and may be renewed, modified or terminated thereafter.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 135% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies. The Fund is one of three funds which, together, comprise the Target Asset Allocation Funds. The Funds are designed for investors who want investment professionals to make their asset allocation decisions in light of their personal investment goals and risk tolerance. Each Fund pursues its investment objective by investing in a mix of equity and fixed-income securities appropriate for a particular type of investor. Each Fund may serve as the cornerstone of a larger investment portfolio.

The risk/return balance of each Fund depends upon the proportion of assets it allocates to different types of investments. Higher risk does not always result in higher returns. The Manager (Prudential Investments LLC) has developed an asset allocation strategy for each Fund designed to provide a mix of investment types and styles that is appropriate for investors with conservative, moderate and aggressive investment orientations.

Each Fund has a distinct investment objective and is situated differently along the risk/return spectrum, as illustrated in the following table:

The Target Growth Allocation Fund may be appropriate for investors seeking long-term capital growth. In addition, investors who already have a diversified portfolio may find this allocation suitable as an additional growth component ( e.g. , investors in their 20s, 30s or 40s who are saving for retirement and who plan to retire in their early to mid 60s).

The Manager has contracted with several subadvisers to manage the assets of the Fund. Each subadviser manages a portion of the Fund's assets, focusing on a particular type and style of investing. The Manager monitors the performance of the Fund's subadvisers and allocates the Fund's assets among its subadvisers.

The Manager believes that its asset allocation strategy and multi-subadviser approach will enhance the performance of the Fund and minimize its volatility. First, the Manager has identified a select group of experienced subadvisers. Although each subadviser will focus the management of its Fund segment on a particular type and style of investing, the Manager believes that the combined efforts of several subadvisers will result in a prudently diversified Fund. Secondly, the Manager believes that, at any given time, certain investment types and styles will generate higher returns than others. Accordingly, the Manager believes that diversifying the Fund among a variety of investment types and styles will reduce volatility relative to the price movements of a single asset class.

Please see How the Funds Invest in this Prospectus for specific information on each subadviser, the Fund segments managed by each subadviser as of the date of this Prospectus, and the allocations among subadvisers as of July 31, 2009 as a percentage of long-term investments. The allocations among subadvisers are reviewed by the Manager periodically, and the allocations among subadvisers may be altered or adjusted by the Manager without prior notice to shareholders. Such adjustments will be reflected in an annual update to this Prospectus.

In response to market developments, the Manager may rebalance the allocation of the Fund's assets or may add or eliminate Fund segments in accordance with the Fund's investment objective and the investment policies of the Fund.

Principal Risks of Investing in the Fund. All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. Domestic and international markets have experienced a period of acute stress starting in the financial sector and then moving to other sectors of the world economy. This stress has resulted in extreme volatility in equity markets and stock prices. In some cases, the prices of certain stocks have declined sharply even though the financial condition or prospects of their issuers remain sound. These market conditions add significantly to the risk of short-term volatility of the Fund. Debt markets are also experiencing a period of high volatility which has negatively impacted market liquidity and prices. The concerns, which initially focused on subprime mortgage-backed securities, have since expanded to include derivatives, securitized assets and other debt securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes, and sectors. As a result, debt instruments are experiencing liquidity issues, increased price volatility, credit downgrades, and increased likelihood of default. These market conditions may adversely affect the Fund's investments to the extent the Fund invests in debt instruments and hamper its ability to sell debt securities or to purchase suitable debt instruments.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Market Risk For Common Stocks. Since the Fund invests in common stocks, there is the risk that the price of a particular stock owned by the Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies, but this is not always the case. In addition to an individual stock losing value, the value of a market sector or of the equity market as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small- and Medium-Size Company Risk. The Fund invests in stocks of small-size ("small-cap") companies. In addition, each of the subadvisers that invests in stocks may from time to time invest in stocks of medium-size ("mid-cap") companies. Mid-cap companies are similar to those found in the Russell MidCap Index, a market capitalization weighted index of common stocks designed to track the performance of mid-cap companies. Small- and mid-cap companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, the prices of stocks issued by small- and medium-size companies tend to fluctuate more than the stocks of larger, more established companies.

Style Risk. Since some of the Fund segments focus on either a growth or value style, there is the risk that a particular style may be out of favor for a period of time.

Political Developments. Political developments may adversely affect the value of the Fund's foreign securities.

Foreign Market Risk. Investing in foreign securities involves more risk than investing in securities of U.S. issuers. Foreign markets - especially emerging markets - tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S.

Currency Risk. Changes in currency exchange rates may affect the value of foreign securities held by a Fund and the amount of income available for distribution. If a foreign currency grows weaker relative to the U.S. dollar, the value of securities denominated in that foreign currency generally decreases in terms of U.S. dollars. If a Fund does not correctly anticipate changes in exchange rates, certain hedging activities may also cause the Fund to lose money and reduce the amount of income available for distribution.

Derivatives Risk. The Fund may use derivatives including swaps, options and futures as a principal investment strategy to improve its returns or to protect its assets. When used for hedging purposes, derivatives may not fully offset or match the Fund's underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Leverage Risk. The Fund may borrow from banks or through reverse repurchase agreements and dollar rolls to take advantage of investment opportunities. This is known as using "leverage." If a Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results.

Liquidity Risk The risk that the Fund may invest to a greater degree in securities that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, please see How the Fund Invests - Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund's Past Performance. The following bar chart shows the Fund's performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund's average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudential.com.
Annual Total Returns (Class A Shares)[1]
Best Quarter: 4th Quarter 1999 20.08% Worst Quarter: 4th Quarter 2008 -22.16%

1 These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the distribution and service (12b-1) fee waiver of 0.05%, the annual returns would have been lower, too. The return for Class A shares from 1/1/09 - 6/30/09 was 2.90%.

Average Annual Total Returns % (as of 12-31-08)
Return Before Taxes	One Year	Five Year	Ten Years	Since Inception
Class A shares	-43.50	-2.73	0.45	--
Class C shares	-41.19	-2.34	0.29	--
Class M shares	-44.19	N/A	N/A	-3.80 (10/4/2004)
Class R shares	-40.32	N/A	N/A	-2.98 (10/4/2004)
Class X shares	-44.18	N/A	N/A	-4.00 (10/4/2004)
Class Z shares	-40.07	-1.38	1.29	--

Class B Shares %
Return Before Taxes	-43.62	-2.52	0.28	--
Return After Taxes on Distributions	-43.69	-3.28	-0.51	--
Return After Taxes on Distribution and Sale of Fund Shares	-28.27	-1.85	0.20	--

Index % (reflects no deduction for fees, expenses or taxes)
S&P 500 Index	-36.99	-2.19	-1.38	-
Customized Blend Index	-37.26	-0.96	0.54	-
Lipper Average	-37.23	-2.88	-1.72	-

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses. Past performance, before and after taxes, does not mean that the Fund will achieve similar results in the future.

MANAGEMENT OF THE FUND

Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Eagle	Bert L. Boksen	Senior Vice President & Managing Director	July 2008
		Eric Mintz	Assistant Portfolio Manager	July 2008
	EARNEST	Paul E. Viera, Jr.	CEO & Partner	December 2001
	Eaton Vance Management	Michael R. Mach, CFA	Vice President	December 2008
		Matthew F. Beaudry	Portfolio Manager	2010
		John D. Crowley	Portfolio Manager	2010
		Stephen J. Kaszynski	Portfolio Manager	2010
	Hotchkis and Wiley Capital Management LLC	Sheldon Lieberman	Principal & Portfolio Manager	April 2005
		George Davis	Principal & CEO	April 2005
		Scott McBride	Portfolio Manager	September 2009
		Patricia McKenna	Principal & Portfolio Manager	April 2005
		Judd Peters	Portfolio Manager	September 2009
	LSV	Josef Lakonishok	CEO, Partner & Portfolio Manager	April 2005
		Menno Vermuelen, CFA	Portfolio Manager & Senior Quantitative Analyst	April 2005
		Puneet Mansharamani, CFA	Partner & Portfolio Manager	January 2006
	Marsico Capital Management LLC	Thomas F. Marsico	Portfolio Manager, CIO, and CEO	June 2005
		A. Douglas Rao	Senior Analyst and Portfolio Manager	2010
	Massachusetts Financial Services Company (MFS)	Stephen Pesek	Investment Officer	December 2008
	NFJ Investment Group LLC	Ben Fischer, CFA	Portfolio Manager	December 2005
		Tom Oliver, CPA, CFA	Portfolio Manager	September 2008
		Paul Magnuson	Managing Director	December 2005
		Jeffrey S. Partenheimer, CFA	Managing Director	March 2007
	Thornburg	William V. Fries, CFA	Managing Director	April 2005
		Wendy Trevisani	Managing Directors	April 2005
		Lei Wang, CFA	Managing Directors	February 2006
	Vaughan Nelson	Chris D. Wallis, CFA	Senior Portfolio Manager	July 2005
		Scott Weber	Portfolio Manager	July 2005

BUYING AND SELLING FUND SHARES

Shares may be purchased only on days the New York Stock Exchange (the NYSE) is open for trading. Shares are purchased at the next net asset value per share calculated after the Fund's distributor or after an agent appointed by the distributor receives the order, in proper form, plus any initial sales charge that applies. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading. Share purchases are subject to investment minimums.
	Minimum Initial Investment	Subsequent Investments
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50

You can purchase or redeem shares through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852. Redemption proceeds may be sent by mail, by Federal funds wire or deposited directly into your bank account if you have established the link.

TAX INFORMATION

Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

FINANCIAL INTERMEDIARY COMPENSATION

Potential Conflicts of Interest. If you purchase Fund shares through a financial services firm, the Fund, the Manager, or their related companies may pay the financial services firm for the sale of Fund shares and/or for services to shareholders. These payments may create a conflict of interest by influencing the financial services firm or the firm's representatives to recommend the Fund over another investment. Ask your financial services firm or representative for more information or visit your firm's website.

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudential.com

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